Cover	Nov. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2025
Entity File Number	001-40901
Entity Registrant Name	LUCID DIAGNOSTICS INC.
Entity Central Index Key	0001799011
Entity Tax Identification Number	82-5488042
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	25
Entity Address, Address Line Two	th
Entity Address, Address Line Three	Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(917)
Local Phone Number	813-1828
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.001 Per Share
Trading Symbol	LUCD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false